Receivables from Customers, Net - Schedule of Movement of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Movement of Allowance for Expected Credit Losses [Abstract]
Balance at beginning of the year	$ 105,115	$ 6,641
Provision for expected credit losses	36,945	98,249
Foreign exchange difference	(899)	225
Balance at end of the year	$ 141,161	$ 105,115